         RCM LARGE CAP GROWTH FUND

         ANNUAL REPORT

         DECEMBER 31, 1996

                          REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders of RCM Large Cap Growth Fund and
Board of Directors of RCM Equity Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of RCM Large Cap Growth Fund (the "Fund"), including the statement of investments in securities and net assets, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RCM Large Cap Growth Fund as of December 31, 1996, and the results of its operations, the changes in its net assets, and the financial highlights for the period indicated therein, in conformity with generally accepted accounting principles.


                                                 Coopers & Lybrand L.L.P.

Boston, Massachusetts
February 28, 1997

                                  RCM LARGE CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                    % OF
   SHARES              EQUITY INVESTMENTS          NET ASSETS    MARKET VALUE
-----------   --------------------------------  -------------  --------------

CONSUMER NON-DURABLES SECTOR                             2.90%

              GENERAL RETAIL                             1.02%

      300     Gucci Group NV                                      $    19,169
      800     Saks Holdings Inc. *                                     21,548
                                                                  -----------
                                                                       40,717
                                                                  -----------

              LEISURE TIME PRODUCTS/SERVICES             1.88%

      800     Doubletree Corp.  *                                      35,000
    2,500     Host Marriott Corp. *                                    40,075
                                                                  -----------
                                                                       75,075
                                                                  -----------

CYCLICAL/CAPITAL GOODS SECTOR                            1.49%

              ELECTRICAL EQUIPMENT                       1.49%

      600     General Electric Co.                                     59,718


ENERGY SECTOR                                            2.00%

              OIL AND RELATED SERVICES                   2.00%

      800     Schlumberger Ltd.                                        79,816


HEALTH CARE SECTOR                                       5.42%

              DRUGS & HOSPITAL SERVICES                  5.42%

      350     Amgen Inc.                                               19,250
      500     Eli Lilly & Co                                           36,952
    1,000     Pharmacia & Upjohn Inc.                                  39,905
      500     Pfizer Inc.                                              41,854
      600     Smithkline Beecham PLC  (ADR)                            41,136
      500     Warner Lambert Co.                                       37,950
                                                                  -----------
                                                                      217,047
                                                                  -----------


       The accompanying notes are an integral part of the financial statements.

                                  RCM LARGE CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                    % OF
   SHARES              EQUITY INVESTMENTS        NET ASSETS      MARKET VALUE
-----------   --------------------------------  -----------    --------------


INTEREST SENSITIVE SECTOR                              3.76%

              BANKING                                  1.83%

      700     Citicorp                                            $    73,120

              GENERAL FINANCE                          0.97%

    1,000     Federal National Mortgage Association                    38,708

              INSURANCE                                0.96%

      350     American International Group Inc.                        38,204


SERVICES/MEDIA SECTOR                                  2.99%

              BUSINESS AND FOOD SERVICES               1.96%

    2,200     Danka Business Systems PLC Sponsored ADR                 78,375

              COMMUNICATION SERVICES                   1.03%

    1,600     WorldCom Inc.                                            41,400


TECHNOLOGY SECTOR                                      7.31%

              COMPUTERS AND OFFICE EQUIPMENT           0.95%

      250     International Business Machines Corp.                    38,228

              ELECTRONICS AND NEW TECHNOLOGY           5.38%

      900     Cisco Systems Inc. *                                     57,825
      700     Ericsson LM Telephone Co. Sponsored ADR                  21,175
      300     Intel Corp.                                              39,338
      350     Nokia Corp.Sponsored ADR A                               20,139
      800     3Com Corp. *                                             58,800
      250     U. S. Robotics Corp. *                                   18,062
                                                                  -----------
                                                                      215,339
                                                                  -----------


       The accompanying notes are an integral part of the financial statements.

                                  RCM LARGE CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                    % OF
   SHARES              EQUITY INVESTMENTS        NET ASSETS      MARKET VALUE
-----------   --------------------------------  -----------    --------------

              TECHNOLOGY SERVICES                     0.980%

      500     First Data Corp.                                    $    18,448
    1,000     Informix Corp. *                                         20,625
                                                                  -----------
                                                                       39,073
                                                                  -----------
                                                      25.87%
 TOTAL EQUITY INVESTMENTS
 (COST $1,034,820)                                    25.87%        1,034,820
                                                                  -----------

 SHORT-TERM INVESTMENTS

   PRINCIPAL  U.S. GOVERNMENT                         99.91%
------------
$  4,000,000  U.S. Treasury Bill
                 maturing 1/9/97                                    3,996,344
                                                                  -----------

 TOTAL SHORT-TERM INVESTMENTS                         99.91%        3,996,344
 (COST $3,996,344)                                                -----------

 TOTAL INVESTMENTS (COST $5,031,164)                 125.78%        5,031,164

              OTHER ASSETS LESS LIABILITIES          -25.78%       (1,031,164)
                                                                  -----------

              NET ASSETS                             100.00%      $ 4,000,000
                                                                  -----------
                                                                  -----------

 *   Non-income producing security.


       The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                         STATEMENT OF ASSETS AND LIABILITIES
                                  DECEMBER 31, 1996


ASSETS:
  Investments in securities, at value
    (cost $5,031,164) (Note 1)                         $      5,031,164
  Cash                                                        4,000,000
                                                       ----------------
     Total Assets                                             9,031,164
                                                       ----------------

LIABILITIES:
  Payable for securities purchased                            5,031,164
                                                       ----------------
     Total Liabilities                                        5,031,164
                                                       ----------------
NET ASSETS                                             $      4,000,000
                                                       ----------------
                                                       ----------------

NET ASSETS CONSIST OF:
  Paid in capital (Note 2)                             $      4,000,000
                                                       ----------------

NET ASSETS                                             $      4,000,000
                                                       ----------------
                                                       ----------------

NET ASSET VALUE PER SHARE
  ($4,000,000 DIVIDED BY 400,000 shares outstanding)   $          10.00
                                                       ----------------
                                                       ----------------


       The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                               STATEMENT OF OPERATIONS
                     FROM DECEMBER 31, 1996* TO DECEMBER 31, 1996



INVESTMENT INCOME:

  Income                                               $            -

  Expenses                                                          -

                                                       ----------------

     Net investment income                                          -
                                                       ----------------

NET REALIZED AND UNREALIZED GAIN:

     Net realized and unrealized Gain                               -
                                                       ----------------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $            -
                                                       ----------------
                                                       ----------------

------------------
* Commencement of operations


       The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                          STATEMENT OF CHANGES IN NET ASSETS
                    FROM DECEMBER 31, 1996** TO DECEMBER 31, 1996



OPERATIONS:
  Net investment income                                $            -

  Net realized and unrealized Gain                                  -

                                                       ----------------

  Net increase in net assets resulting from operations              -


NET INCREASE FROM CAPITAL SHARES TRANSACTIONS  (NOTE 2)       4,000,000
                                                       ----------------

TOTAL INCREASE IN NET ASSETS                                  4,000,000

NET ASSETS:
  Beginning of period                                               -
                                                       ----------------
  End of period *                                      $      4,000,000
                                                       ----------------
                                                       ----------------

*  Includes undistributed net investment income of     $            -
                                                       ----------------
                                                       ----------------

------------------
**   Commencement of operations


       The accompanying notes are an integral part of the financial statements.

                              RCM LARGE CAP GROWTH FUND
                                 FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding are as follows:

                                                           December 31, 1996
                                                            (commencement
                                                          of operations) to
                                                          December 31, 1996
                                                          ------------------

PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                    $       10.00
                                                          -------------
  Net investment income                                             -
  Net realized and unrealized gain                                  -
                                                          -------------
  Net increase in net asset value
     resulting from investment operations                           -
                                                          -------------

NET ASSET VALUE, END OF PERIOD                            $       10.00
                                                          -------------
                                                          -------------

TOTAL RETURN                                                       0.00%  *
                                                          -------------
                                                          -------------

RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid per share                    $      0.0326   +
                                                          -------------
                                                          -------------

Net assets, end of period (in 000's)                      $       4,000
                                                          -------------
                                                          -------------

Ratio of expenses to average net assets                            0.00%  ++
                                                          -------------
                                                          -------------

Ratio of net investment income to average net assets               0.00%  ++
                                                          -------------
                                                          -------------

Portfolio turnover                                                 0.00%  ++
                                                          -------------
                                                          -------------


------------------
* Total return measures the change in value of an investment over the period indicated.
+ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
++ Not annualized. Fund was in operation for one day, ratios are not meaningful.

                              RCM LARGE CAP GROWTH FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996



1.  SIGNIFICANT ACCOUNTING POLICIES

    RCM Large Cap Growth Fund (the "Fund") is a diversified series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on December 31, 1996.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

    a.  SECURITIES VALUATIONS:

    Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

    b.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

    Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

    c.  FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

                              RCM LARGE CAP GROWTH FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    d.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.  CAPITAL SHARES

    At December 31, 1996, there were 1,000,000,000 shares of the Company's capital stock authorized, at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund; 50,000,000 were classified as shares of RCM Global Health Care Fund; 50,000,000 were classified as shares of RCM Global Small Cap Fund; 50,000,000 were classified as shares of RCM Global Technology Fund; and 800,000,000 shares remain unclassified. There were 400,000 shares sold for a total of $4,000,000 on December 31, 1996 (commencement of operations).

    At December 31, 1996, all the outstanding shares of the Fund were beneficially owned by clients of Dresdner Bank AG/Investment
    Management/Institutional Assets Management Division.

3.  PURCHASES AND SALES OF SECURITIES

    For the one day period ended December 31, 1996 (commencement of operations), purchases of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $1,034,820. Purchases of U.S. government obligations by the Fund for the period ended December 31, 1996, aggregated $3,996,344. There were no sales of investment securities or U.S. government obligations by the Fund for the period ended December 31, 1996. At December 31, 1996, the aggregate cost of investments was the same for book and federal income tax purposes.

4.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    RCM Capital Management, L.L.C. ("RCM") manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 0.75% of the Fund's average daily net assets. For the one day period ended December 31, 1996, the Fund did not record investment management fees.

    RCM has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 1.85% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap.

                              RCM LARGE CAP GROWTH FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996


4.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

    Funds Distributor, Inc. (the "Distributor"), acts as distributor of shares of the Fund. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund.

    The Company pays each of its Directors who is not an interested person of the Fund $6,000 annually plus $1,000 for each meeting of the board or any committee thereof attended by the Director.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center, Suite 3000
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109